Pioneer International Equity Fund

Schedule of Investments | February 29, 2020

Ticker Symbols:
Class A Class C Class Y	PIIFX PCITX INVYX

Shares		Value
	UNAFFILIATED ISSUERS - 98.9%
	COMMON STOCKS - 96.5% of Net Assets
	Aerospace & Defense - 1.7%
668,400	Singapore Technologies Engineering Ltd.	$2,019,821
	Total Aerospace & Defense	$2,019,821
	Auto Components - 2.4%
243,212	Dometic Group AB (144A)	$2,057,681
32,472	Valeo S.A.	838,680
	Total Auto Components	$2,896,361
	Automobiles - 1.8%
33,500	Toyota Motor Corp.	$2,191,687
	Total Automobiles	$2,191,687
	Banks - 4.2%
493,141	Barclays Plc	$952,302
35,298	BNP Paribas S.A.	1,722,923
201,500	ING Groep NV	1,926,248
16,449	KB Financial Group, Inc.	533,272
	Total Banks	$5,134,745
	Building Products - 2.5%
22,700	Daikin Industries, Ltd.	$3,083,990
	Total Building Products	$3,083,990
	Capital Markets - 3.1%
24,500	Euronext NV (144A)	$2,043,234
162,000(a)	UBS Group AG	1,793,224
	Total Capital Markets	$3,836,458
	Chemicals - 2.9%
28,300	BASF SE	$1,659,505
5,836	LG Chem, Ltd.	1,825,427
	Total Chemicals	$3,484,932
	Communications Equipment - 1.6%
376,000	Accton Technology Corp.	$1,968,454
	Total Communications Equipment	$1,968,454
	Construction Materials - 1.7%
59,171	CRH Plc	$2,021,484
	Total Construction Materials	$2,021,484
	Consumer Discretionary - 0.6%
464(a)	Booking Holdings, Inc.	$786,786
	Total Consumer Discretionary	$786,786
	Containers & Packaging - 1.6%
59,078	Smurfit Kappa Group Plc	$1,997,070
	Total Containers & Packaging	$1,997,070
	Diversified Telecommunication Services - 1.2%
108,660	Orange S.A.	$1,472,734
	Total Diversified Telecommunication Services	$1,472,734
	Electrical Equipment - 2.8%
33,618	Schneider Electric SE	$3,422,885
	Total Electrical Equipment	$3,422,885
	Electronic Equipment, Instruments & Components - 4.3%
69,100	Hitachi, Ltd.	$2,319,002
3,700	Keyence Corp.	1,194,317
13,281	Samsung Electronics Co., Ltd.	606,493
67,300	Sunny Optical Technology Group Co., Ltd.	1,057,387
	Total Electronic Equipment, Instruments & Components	$5,177,199
	Energy - 1.3%
268,558	Rosneft Oil Co. PJSC (G.D.R.)	$1,636,125
	Total Energy	$1,636,125
	Equity Real Estate Investment Trusts (REITs) - 2.3%
13,700	Covivio	$1,458,924
109,367	Merlin Properties Socimi S.A.	1,409,628
	Total Equity Real Estate Investment Trusts (REITs)	$2,868,552
	Food & Staples Retailing - 2.3%
71,000	Seven & i Holdings Co., Ltd.	$2,425,719
13,500	Sundrug Co., Ltd.	421,010
	Total Food & Staples Retailing	$2,846,729
	Food Products - 4.8%
55,250	Associated British Foods Plc	$1,606,251
17,490	Danone S.A.	1,236,905
23,857	Kerry Group Plc	3,009,141
	Total Food Products	$5,852,297
	Health Care Equipment & Supplies - 4.7%
32,100	Hoya Corp.	$2,846,402
68,000	Koninklijke Philips NV	2,919,938
	Total Health Care Equipment & Supplies	$5,766,340
	Health Care Providers & Services - 1.7%
42,355	Fresenius SE & Co. KGaA	$1,993,996
	Total Health Care Providers & Services	$1,993,996
Shares		Value
	Hotels, Restaurants & Leisure - 0.7%
10,000(a)	La Francaise des Jeux S.A.EM (144a)	$298,582
79,415(a)	TUI AG	611,982
	Total Hotels, Restaurants & Leisure	$910,564
	Household Durables - 1.6%
54,658	Persimmon Plc	$2,003,111
	Total Household Durables	$2,003,111
	Household Products - 2.1%
29,600	Henkel AG & Co. KGaA	$2,519,084
	Total Household Products	$2,519,084
	Industrial Conglomerates - 2.2%
26,093	Siemens AG	$2,682,309
	Total Industrial Conglomerates	$2,682,309
	Industrials - 2.1%
3,993	Kansas City Southern	$601,665
19,454	Thales S.A.	1,970,702
	Total Industrials	$2,572,367
	Insurance - 9.1%
11,582	Allianz SE	$2,499,335
113,300	AXA S.A.	2,634,712
212,000	Ping An Insurance Group Co. of China, Ltd., Class H	2,372,895
9,100	Zurich Insurance Group AG	3,539,233
	Total Insurance	$11,046,175
	Interactive Media & Services - 0.8%
19,200	Tencent Holdings, Ltd.	$946,957
	Total Interactive Media & Services	$946,957
	Internet & Direct Marketing Retail - 0.8%
39,400(a)	Alibaba Group Holding, Ltd.	$1,025,127
	Total Internet & Direct Marketing Retail	$1,025,127
	IT Services - 1.0%
19,645	Cognizant Technology Solutions Corp.	$1,196,970
	Total IT Services	$1,196,970
	Life Sciences Tools & Services - 2.1%
6,433(a)	Lonza Group AG	$2,569,208
	Total Life Sciences Tools & Services	$2,569,208
	Media - 1.1%
909,178	ITV Plc	$1,370,253
	Total Media	$1,370,253
	Oil, Gas & Consumable Fuels - 2.1%
193,318	BP PLC	$999,124
35,787	TOTAL S.A.	1,531,857
	Total Oil, Gas & Consumable Fuels	$2,530,981
	Personal Products - 4.4%
21,330(a)	Elanco Animal Health, Inc.	$584,442
5,885	L'Oreal S.A.	1,581,095
59,063	Unilever NV	3,140,797
	Total Personal Products	$5,306,334
	Pharmaceuticals - 5.3%
25,683	AstraZeneca Plc	$2,243,172
4,900	Eisai Co., Ltd.	360,261
11,562	Novartis AG	970,018
21,951	Novo Nordisk AS, Class B	1,303,286
4,560	Roche Holding AG	1,485,383
	Total Pharmaceuticals	$6,362,120
	Real Estate Management & Development - 2.2%
57,400	Grand City Properties S.A.	$1,344,117
455,900	Ichigo, Inc.	1,380,755
	Total Real Estate Management & Development	$2,724,872
	Semiconductors & Semiconductor Equipment - 1.8%
15,931	SK Hynix, Inc.	$1,160,722
110,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,131,389
	Total Semiconductors & Semiconductor Equipment	$2,292,111
	Software - 1.4%
11,964(a)	Temenos AG	$1,720,898
	Total Software	$1,720,898
	Trading Companies & Distributors - 4.1%
81,688	Ashtead Group Plc	$2,551,263
27,602	Ferguson Plc	2,405,631
	Total Trading Companies & Distributors	$4,956,894
	Wireless Telecommunication Services - 2.1%
88,700	KDDI Corp.	$2,507,975
	Total Wireless Telecommunication Services	$2,507,975
	TOTAL COMMON STOCKS
	(Cost $109,313,284)	$117,702,955
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4% of Net Assets
800,000(b)	U.S. Treasury Bills, 3/10/20	$799,747
1,500,000(b)	U.S. Treasury Bills, 3/17/20	1,499,081
600,000(b)	U.S. Treasury Bills, 3/24/20	599,472
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $2,898,057)	$2,898,300
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $112,211,341)	$120,601,255
	OTHER ASSETS AND LIABILITIES - 1.1%	$1,304,200
	NET ASSETS - 100.0%	$121,905,455

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2020, the value of these securities amounted to $4,399,497, or 3.6% of net assets.

(G.D.R.)	Global Depositary Receipts.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Distribution of investment by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Japan	15.5%
France	15.1
United Kingdom	14.3
Switzerland	10.0
Germany	9.9
Ireland	5.8
Netherlands	5.7
United States	5.0
China	4.5
South Korea	3.4
Taiwan	2.6
Sweden	1.7
Singapore	1.7
Russia	1.4
Spain	1.2
Luxembourg	1.1
Denmark	1.1
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 29, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks*
Consumer Discretionary	$786,786	$–	$–	$786,786
Industrials	601,665	1,970,702	–	2,572,367
IT Services	1,196,970	–	–	1,196,970
Personal Products	584,442	4,721,892	–	5,306,334
All Other Common Stocks	–	107,840,498	–	107,840,498
U.S. Government and Agency Obligations	–	2,898,300	–	2,898,300
Total Investments in Securities	$3,169,863	$117,431,392	$–	$120,601,255

*Securities are valued using inputs/data furnished by independent pricing services using fair value factors.

For the three months ended February 29, 2020 there were no transfers between Levels 1, 2 and 3.